June 15, 2010

VIA EDGAR AND U.S. MAIL
Mr. William Kotapish
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C.  20549

Re:      Variable Separate Account ("Registrant")
         SunAmerica Annuity and Life Assurance Company ("Depositor") Polaris Platinum III Variable Annuity
         Form N-4 -- Post-Effective Amendment No. 5 and Amendment No. 6 File Nos. 333-157199 and 811-03859

Dear Mr. Kotapish:

         We are contacting you regarding Post-Effective Amendment No. 5 and Amendment No. 6 (the "Amendments") filed on June 15, 2010, for the file numbers referenced above on behalf of the Registrant and Depositor pursuant to the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940 ("1940 Act"). The purpose of the filing is to offer revised certain income option provisions of existing guaranteed minimum withdrawal benefit features ("SunAmerica Income Plus" and "SunAmerica Income Builder") and to modify the optional administrative program that allows beneficiaries to continue the contract after the death of the owner ("Extended Legacy") (collectively, the "New Initiatives").

         The revisions that will be made in the Amendments with respect to the New Initiatives are also substantially identical to revisions Depositor intends to make in several other variable annuity contracts registered on Form N-4 ("Other Filings"). Pursuant to Rule 485(b)(1)(vii), we request to use the Amendments as the template for the Other Filings.

         Below are the file numbers for the Other Filings to which we propose revising SunAmerica Income Plus and SunAmerica Income Builder:

--------------------------------------------------------------------------------
PRODUCT NAME                          FILE NO.                     FILING TYPE
--------------------------------------------------------------------------------
Polaris Advantage                     333-144000 / 811-03859       485(b)
--------------------------------------------------------------------------------
Polaris Choice III                    333-137892 / 811-03859       485(b)
--------------------------------------------------------------------------------
Polaris Preferred Solution            333-137867 / 811-03859       485(b)
--------------------------------------------------------------------------------
Polaris Choice III (NY)               333-146429 / 811-08810       485(b)
--------------------------------------------------------------------------------
Polaris Advantage (NY)                333-146433 / 811-08810       485(b)
--------------------------------------------------------------------------------
Polaris Preferred Solution (NY)       333-147008 / 811-08810       485(b)
--------------------------------------------------------------------------------
Polaris Platinum III (NY)             333-157198 / 811-08810       485(b)
--------------------------------------------------------------------------------

Mr. William Kotapish
June 15, 2010
File Nos. 333-157199 and 811-03859
Page 2


         Below are the file numbers for the Other Filings to which we propose adding the modifications to Extended Legacy:

--------------------------------------------------------------------------------
PRODUCT NAME                              FILE NO.                   FILING TYPE
--------------------------------------------------------------------------------
Polaris Advantage                         333-144000 / 811-03859     485(b)
--------------------------------------------------------------------------------
Polaris Choice III                        333-137892 / 811-03859     485(b)
--------------------------------------------------------------------------------
Polaris Preferred Solution                333-134869 / 811-03859     485(b)
                                          333-137867 / 811-03859
--------------------------------------------------------------------------------
Polaris Choice III (NY)                   333-146429 / 811-08810     485(b)
--------------------------------------------------------------------------------
Polaris Advantage (NY)                    333-143999 / 811-08810     485(b)
                                          333-146433 / 811-08810
--------------------------------------------------------------------------------
Polaris Preferred Solution (NY)           333-147008 / 811-08810     485(b)
--------------------------------------------------------------------------------
Polaris Platinum III (NY)                 333-157198 / 811-08810     485(b)
--------------------------------------------------------------------------------
Polaris Platinum / Polaris Platinum II    333-58234 / 811-03859      485(b)
--------------------------------------------------------------------------------
Polaris Platinum II                       333-137895 / 811-03859     485(b)
--------------------------------------------------------------------------------
Polaris II Platinum Series                333-137887 / 811-03859     485(b)
--------------------------------------------------------------------------------
Polaris Choice / Polaris Choice II        333-65118 /  811-03859     485(b)
--------------------------------------------------------------------------------
Polaris II                                333-25473 / 811-03859      485(b)
--------------------------------------------------------------------------------
Polaris Protector                         333-102906 / 811-03859     485(b)
--------------------------------------------------------------------------------
Polaris                                   033-47473 / 811-03859      485(b)
--------------------------------------------------------------------------------
Polaris (NY)                              033-85014 / 811-08810      485(b)
--------------------------------------------------------------------------------
Polaris II (NY)                           333-146491 / 811-08810     485(b)
--------------------------------------------------------------------------------
American Pathway II                       002-86837 / 811-03859      485(b)
--------------------------------------------------------------------------------
Polaris Choice (NY)                       333-102137 / 811-08810     485(b)
--------------------------------------------------------------------------------
Polaris Advisor III                       333-147006 / 811-03859     485(b)
--------------------------------------------------------------------------------
Seasons / Seasons Select II               333-08859 / 811-07727      485(b)
--------------------------------------------------------------------------------
Seasons Select II                         333-137860 / 811-07727     485(b)
--------------------------------------------------------------------------------

         Any revisions made to the Amendments relating to the New Initiatives and all SEC comments will be effectively incorporated into the Other Filings. No other material changes will be made to the Other Filings that would render the filings ineligible to become effective pursuant to Rule 485(b).

Depositor and Registrant acknowledge that:

      - Should the Commission or the Staff, acting pursuant to delegated authority, permit the Other Filings to go effective pursuant to Rule 485(b)(1)(vii), it does not foreclose the Commission from taking any action with respect to the filing; and

      - The action of the Commission or the Staff, acting pursuant to delegated authority, in permitting the Other Filings to go effective pursuant to Rule 485(b)(1)(vii), does not relieve Depositor and Registrant from full responsibility for the adequacy and accuracy of the disclosure in the Other Filings; and

      - Depositor and Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any other person under the federal securities laws of the United States.

         Should you have any questions regarding this filing, please do not hesitate to contact me at (310) 772-6545.


Very truly yours,

/s/ Manda Ghaferi

Manda Ghaferi
Vice President and Assistant General Counsel

cc:  Jeffrey A. Foor -- Office of Insurance Products